Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Gross written premiums		¥ 511,966	¥ 430,498	¥ 363,971
Net premiums earned		506,910	426,230	362,301
Investment income		122,727	109,147	97,582
Net realised gains/(losses) on financial assets		42	6,038	32,297
Net fair value gains/ (losses) through profit or loss		6,183	(7,094)	10,209
Other income		7,493	6,460	5,060
Including: inter-segment revenue		0	0	0
Total revenues		643,355	540,781	507,449
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(259,708)	(253,157)	(221,701)
Accident and health claims and claim adjustment expenses		(33,818)	(27,269)	(21,009)
Increase in insurance contract liabilities		(172,517)	(126,619)	(109,509)
Investment contract benefits		(8,076)	(5,316)	(2,264)
Policyholder dividends resulting from participation in profits		(21,871)	(15,883)	(33,491)
Underwriting and policy acquisition costs		(64,789)	(52,022)	(35,569)
Finance costs		(4,601)	(4,767)	(4,320)
Administrative expenses		(35,953)	(31,854)	(27,458)
Other expenses		(6,426)	(4,859)	(7,428)
Including: inter-segment expenses		0	0	0
Statutory insurance fund contribution		(1,068)	(1,048)	(743)
Total benefits, claims and expenses		(608,827)	(522,794)	(463,492)
Share of profit of associates and joint ventures, net		7,143	5,855	1,974
Segment results		41,671	23,842	45,931
Income tax		(8,919)	(4,257)	(10,744)
Net Profit/(loss)		32,752	19,585	35,187
Attributable to
Equity holders of the Company		32,253	19,127	34,699
Non-controlling interests		499	458	488
Other comprehensive income attributable to equity holders of the Company		(7,912)	(25,774)	7,076
Depreciation and amortisation		2,240	2,083	2,036
ASSETS
Financial assets (including cash and cash equivalents)		2,640,596	2,508,300
Others		178,575	135,198
Segment assets		2,819,171	2,643,498
Unallocated
Property, plant and equipment		42,707	30,389	26,974
Others		35,713	23,064
Total		2,897,591	2,696,951
Liabilities
Insurance contracts		2,025,133	1,847,986
Investment contracts	[1]	232,500	195,706
Securities sold under agreements to repurchase		87,309	81,088
Others		66,558	95,372
Segment liabilities		2,411,500	2,220,152
Unallocated
Others		160,781	169,151
Total		2,572,281	2,389,303
Operating segments [member] | Life [member]
Revenues
Gross written premiums		429,822	361,905	308,169
Net premiums earned		429,267	361,649	308,081
Investment income		115,316	103,723	93,819
Net realised gains/(losses) on financial assets		41	5,823	31,259
Net fair value gains/ (losses) through profit or loss		5,690	(6,436)	9,863
Other income		1,276	1,345	1,074
Including: inter-segment revenue		0	0	0
Total revenues		551,590	466,104	444,096
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(257,300)	(251,155)	(219,944)
Accident and health claims and claim adjustment expenses		0	0	0
Increase in insurance contract liabilities		(152,110)	(109,767)	(93,668)
Investment contract benefits		(7,798)	(5,091)	(2,076)
Policyholder dividends resulting from participation in profits		(21,748)	(15,787)	(33,328)
Underwriting and policy acquisition costs		(48,781)	(38,459)	(24,921)
Finance costs		(3,967)	(4,395)	(4,054)
Administrative expenses		(24,286)	(22,248)	(18,293)
Other expenses		(5,508)	(3,666)	(6,345)
Including: inter-segment expenses		(1,071)	(853)	(1,044)
Statutory insurance fund contribution		(777)	(804)	(546)
Total benefits, claims and expenses		(522,275)	(451,372)	(403,175)
Share of profit of associates and joint ventures, net		0	0	0
Segment results		29,315	14,732	40,921
Attributable to
Other comprehensive income attributable to equity holders of the Company		(7,838)	(23,433)	6,359
Depreciation and amortisation		1,513	1,490	1,388
ASSETS
Financial assets (including cash and cash equivalents)		2,478,739	2,379,782
Others		8,402	8,165
Segment assets		2,487,141	2,387,947
Liabilities
Insurance contracts		1,914,597	1,762,363
Investment contracts		218,436	183,773
Securities sold under agreements to repurchase		81,163	77,649
Others		41,888	73,277
Segment liabilities		2,256,084	2,097,062
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums		4,110	3,871	3,476
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums		36,496	29,524	28,119
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums		198,418	188,415	177,871
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums		190,798	140,095	98,703
Operating segments [member] | Health [member]
Revenues
Gross written premiums		67,708	54,010	42,041
Net premiums earned		63,323	50,590	40,855
Investment income		5,454	4,122	2,983
Net realised gains/(losses) on financial assets		2	231	992
Net fair value gains/ (losses) through profit or loss		269	(255)	313
Other income		75	86	61
Including: inter-segment revenue		0	0	0
Total revenues		69,123	54,774	45,204
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(2,383)	(1,977)	(1,737)
Accident and health claims and claim adjustment expenses		(27,992)	(21,958)	(16,858)
Increase in insurance contract liabilities		(20,249)	(16,578)	(15,803)
Investment contract benefits		(278)	(225)	(188)
Policyholder dividends resulting from participation in profits		(123)	(96)	(163)
Underwriting and policy acquisition costs		(8,494)	(6,906)	(5,528)
Finance costs		(187)	(174)	(129)
Administrative expenses		(5,615)	(4,373)	(3,811)
Other expenses		(376)	(256)	(327)
Including: inter-segment expenses		(51)	(34)	(33)
Statutory insurance fund contribution		(180)	(138)	(103)
Total benefits, claims and expenses		(65,877)	(52,681)	(44,647)
Share of profit of associates and joint ventures, net		0	0	0
Segment results		3,246	2,093	557
Attributable to
Other comprehensive income attributable to equity holders of the Company		(370)	(930)	202
Depreciation and amortisation		351	257	263
ASSETS
Financial assets (including cash and cash equivalents)		114,045	92,220
Others		8,149	6,776
Segment assets		122,194	98,996
Liabilities
Insurance contracts		102,190	77,837
Investment contracts		14,064	11,933
Securities sold under agreements to repurchase		3,832	3,081
Others		3,123	3,563
Segment liabilities		123,209	96,414
Operating segments [member] | Health [member] | Term life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Health [member] | Whole life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Health [member] | Endowment [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Health [member] | Annuity [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Accident [member]
Revenues
Gross written premiums		14,436	14,583	13,761
Net premiums earned		14,320	13,991	13,365
Investment income		456	403	344
Net realised gains/(losses) on financial assets		0	23	115
Net fair value gains/ (losses) through profit or loss		23	(25)	36
Other income		0	0	0
Including: inter-segment revenue		0	0	0
Total revenues		14,799	14,392	13,860
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(25)	(25)	(20)
Accident and health claims and claim adjustment expenses		(5,826)	(5,311)	(4,151)
Increase in insurance contract liabilities		(158)	(274)	(38)
Investment contract benefits		0	0	0
Policyholder dividends resulting from participation in profits		0	0	0
Underwriting and policy acquisition costs		(4,565)	(4,441)	(3,813)
Finance costs		(16)	(17)	(15)
Administrative expenses		(3,423)	(2,899)	(3,136)
Other expenses		(147)	(467)	(840)
Including: inter-segment expenses		(4)	(3)	(4)
Statutory insurance fund contribution		(111)	(106)	(94)
Total benefits, claims and expenses		(14,271)	(13,540)	(12,107)
Share of profit of associates and joint ventures, net		0	0	0
Segment results		528	852	1,753
Attributable to
Other comprehensive income attributable to equity holders of the Company		(31)	(91)	23
Depreciation and amortisation		216	196	240
ASSETS
Financial assets (including cash and cash equivalents)		9,390	8,906
Others		552	491
Segment assets		9,942	9,397
Liabilities
Insurance contracts		8,346	7,786
Investment contracts		0	0
Securities sold under agreements to repurchase		321	302
Others		224	338
Segment liabilities		8,891	8,426
Operating segments [member] | Accident [member] | Term life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Accident [member] | Whole life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Accident [member] | Endowment [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Accident [member] | Annuity [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Others [member]
Revenues
Gross written premiums		0	0	0
Net premiums earned		0	0	0
Investment income		1,501	899	436
Net realised gains/(losses) on financial assets		(1)	(39)	(69)
Net fair value gains/ (losses) through profit or loss		201	(378)	(3)
Other income		7,268	5,919	5,006
Including: inter-segment revenue		1,126	890	1,081
Total revenues		8,969	6,401	5,370
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		0	0	0
Accident and health claims and claim adjustment expenses		0	0	0
Increase in insurance contract liabilities		0	0	0
Investment contract benefits		0	0	0
Policyholder dividends resulting from participation in profits		0	0	0
Underwriting and policy acquisition costs		(2,949)	(2,216)	(1,307)
Finance costs		(431)	(181)	(122)
Administrative expenses		(2,629)	(2,334)	(2,218)
Other expenses		(1,521)	(1,360)	(997)
Including: inter-segment expenses		0	0	0
Statutory insurance fund contribution		0	0	0
Total benefits, claims and expenses		(7,530)	(6,091)	(4,644)
Share of profit of associates and joint ventures, net		7,143	5,855	1,974
Segment results		8,582	6,165	2,700
Attributable to
Other comprehensive income attributable to equity holders of the Company		327	(1,320)	492
Depreciation and amortisation		160	140	145
ASSETS
Financial assets (including cash and cash equivalents)		38,422	27,392
Others		161,472	119,766
Segment assets		199,894	147,158
Liabilities
Insurance contracts		0	0
Investment contracts		0	0
Securities sold under agreements to repurchase		1,993	56
Others		21,323	18,194
Segment liabilities		23,316	18,250
Operating segments [member] | Others [member] | Term life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Others [member] | Whole life [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Others [member] | Endowment [member]
Revenues
Gross written premiums		0	0	0
Operating segments [member] | Others [member] | Annuity [member]
Revenues
Gross written premiums		0	0	0
Elimination [member]
Revenues
Gross written premiums		0	0	0
Net premiums earned		0	0	0
Investment income		0	0	0
Net realised gains/(losses) on financial assets		0	0	0
Net fair value gains/ (losses) through profit or loss		0	0	0
Other income		(1,126)	(890)	(1,081)
Including: inter-segment revenue		(1,126)	(890)	(1,081)
Total revenues		(1,126)	(890)	(1,081)
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		0	0	0
Accident and health claims and claim adjustment expenses		0	0	0
Increase in insurance contract liabilities		0	0	0
Investment contract benefits		0	0	0
Policyholder dividends resulting from participation in profits		0	0	0
Underwriting and policy acquisition costs		0	0	0
Finance costs		0	0	0
Administrative expenses		0	0	0
Other expenses		1,126	890	1,081
Including: inter-segment expenses		1,126	890	1,081
Statutory insurance fund contribution		0	0	0
Total benefits, claims and expenses		1,126	890	1,081
Share of profit of associates and joint ventures, net		0	0	0
Segment results		0	0	0
Attributable to
Other comprehensive income attributable to equity holders of the Company		0	0	0
Depreciation and amortisation		0	0	0
ASSETS
Financial assets (including cash and cash equivalents)		0	0
Others		0	0
Segment assets		0	0
Liabilities
Insurance contracts		0	0
Investment contracts		0	0
Securities sold under agreements to repurchase		0	0
Others		0	0
Segment liabilities		0	0
Elimination [member] | Term life [member]
Revenues
Gross written premiums		0	0	0
Elimination [member] | Whole life [member]
Revenues
Gross written premiums		0	0	0
Elimination [member] | Endowment [member]
Revenues
Gross written premiums		0	0	0
Elimination [member] | Annuity [member]
Revenues
Gross written premiums		¥ 0	¥ 0	¥ 0

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.